Shareholders' Equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended			16 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2009 USD ($) shares	Dec. 31, 2011 ₪ / shares shares
Shareholders' Equity (Details) [Line Items]
Purchased an aggregate amount of ordinary shares (in Shares) | shares				3,165,092
Total consideration				$ 2,800
Treasury shares (in Shares) | shares	1,602,684	1,674,184
Treasury value	$ 1,094	$ 1,143
Dividends paid per share (in Dollars per share) | $ / shares	$ 0.26	$ 0.24	$ 0.26
Paid dividends to shareholders	$ 5,200	$ 4,800	$ 5,100
Options granted exercise price of ordinary shares term	5 years
Compensation costs	$ 171	213	200
Total unrecognized compensation costs	$ 405
Total compensation cost not yet recognized, weighted average period for recognition	1 year 5 months 26 days
Total intrinsic value of options exercised	$ 235	$ 212	$ 115
Aggregate intrinsic value of the outstanding options	837
Aggregate intrinsic value of the exercisable options	$ 93
2011 Share Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Options granted exercise price of ordinary shares, description	In the years ended December 31, 2021 and 2020 and 2019, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Outstanding options granted, vesting period	2 years
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Outstanding options granted, vesting period	4 years
Israel, New Shekels [Member] | 2011 Share Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Options for ordinary shares (in Shares) | shares					1,800,000
Par value granted to employees (in New Shekels per share) | ₪ / shares					₪ 0.01